Borrowings - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Restrictive covenants		As of December 31, 2019, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities.
Navios Holdings
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings	18.80%	18.80%
Credit facilities
Debt Instrument [Line Items]
Restrictive covenants		The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners’ vessels; changing the commercial and technical management of Navios Partners’ vessels; selling or changing the beneficial ownership or control of Navios Partners’ vessels; not maintaining Navios Holdings’ (or its affiliates) ownership in Navios Partners of at least 15.0%; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement.
Description of violation or event of default		The credit facilities require compliance with a number of financial covenants, including: (i) maintain a required security amount ranging over 120% to 140%; (ii) minimum free consolidated liquidity in an amount equal to at least $500 to $650 per owned vessel; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in our credit facilities) ranging of less than 0.75; and (v) maintain a minimum net worth to $135,000.
Total Liabilities to Total Assets ratio		0.75
Minimum net worth required for compliance		$ 135,000
Credit facilities | Minimum
Debt Instrument [Line Items]
Ratio of EBITDA to interest expense		200.00%
Minimum free consolidated liquidity		$ 500
Security cover ratio		120.00%
Credit facilities | Minimum | Navios Holdings
Debt Instrument [Line Items]
Ownership percentage of Navios Holdings		15.00%
Credit facilities | Maximum
Debt Instrument [Line Items]
Minimum free consolidated liquidity		$ 650
Security cover ratio		140.00%
Term Loan B facility | Minimum
Debt Instrument [Line Items]
Loan to value ratio		80.00%
Term Loan B facility | Maximum
Debt Instrument [Line Items]
Loan to value ratio		100.00%